Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 393	SFr 467	SFr 113
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	232	117	68
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	15	8	4
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	161	350	45
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	88	150	26
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	66	191	19
Operating Segments | Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	46	96	16
Operating Segments | Swiss Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	36	22	11
Operating Segments | Asset Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	6	16	3
Operating Segments | Non-core Legacy
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	288	350	75
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	48	49	(2)
Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr (31)	SFr (66)	SFr 10